LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET PORTFOLIO

LEGG MASON WESTERN ASSET VARIABLE STRATEGIC BOND PORTFOLIO

Effective August 1, 2012, each fund will be renamed as listed below.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	Western Asset Variable Global High Yield Bond Portfolio	5/1/12
Legg Mason Western Asset Variable High Income Portfolio	Western Asset Variable High Income Portfolio	5/1/12
Legg Mason Western Asset Variable Money Market Portfolio	Western Asset Variable Money Market Portfolio	2/29/12
Legg Mason Western Asset Variable Strategic Bond Portfolio	Western Asset Variable Strategic Bond Portfolio	5/1/12

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